Estimated Useful Lives for Each Major Depreciable Classification of Premises and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Premises and equipment useful life	35 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Premises and equipment useful life	40 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Premises and equipment useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Premises and equipment useful life	5 years